RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
The Company’s related parties include the Chairman of the Board of Directors (Jean-Paul Kress), the Chief Executive Officer (Gil Beyen), the two Deputy General Managers (Jérôme Bailly and Eric Soyer), members of the Board of Directors and members of the executive committee. As a result of a termination or change of duties,the Chief Executive Officer and the two Deputy General Managers, could receive a compensation equal to their remuneration during the last 12 months, as well as non-competition indemnities of up to 18 months' salary.
The remuneration of directors and members of the executive committee was as set forth in the table below.

	12/31/2019			12/31/2020			12/31/2021
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	1,077	16	334	1,242	22	448	1,148	22	522
Executive committee	1,277	10	299	1,374	25	201	1,457	24	302
Board of directors	321	—	125	300	—	43	306	—	1
Total	2,675	26	757	2,915	47	692	2,911	46	825
The Company has no other related parties.